Nature of Business - Additional Information (Detail)	3 Months Ended	12 Months Ended
	May 04, 2013 Store State	Feb. 02, 2013 State Store
Supplemental Guarantor Information [Line Items]
Number of retail stores	70	71
Number of outlet stores	14	13
Number of states	29	28